Supplemental Disclosure with Respect to Cash Flows - Additional Information (Detail) - USD ($)			12 Months Ended
	Aug. 18, 2023	Apr. 20, 2022	Dec. 31, 2023	Dec. 31, 2022
Interest Paid			$ 598,046	$ 326,629
Proceeds from Interest received			$ 912,033	$ 394,188
Warrants issued		500,538
Proceeds from issuance of warrants		$ 160,147
Common Stock [Member]
Shares, issued	99,061
Share capital	$ 511,678